Loans	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

NOTE 16 – LOANS

	As of June 30, 2025	As of December 31, 2024
Short-term loan:
Everbright Bank	$4,048,244	$-
Post Savings Bank of China	697,973	684,997
Industrial Bank	977,162	958,996
Total	5,723,379	1,643,993

Long-term loan:
China Construction Bank	$67,544,444	$26,809,352
WeBank Co., Ltd.	52,655	86,905
Current portion	$28,729,896	$485,556
Non-current portion	$38,867,203	$26,410,701

Short-term loan

Everbright Bank

On March 27, 2025, Sunrise Guizhou entered into a loan agreement for RMB29,000,000 (approximately $4,048,244) with an interest rate of 4% for a term from March 31, 2025 to March 30, 2026. This credit loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu, spouse of Mr. Haiping Hu. Sunrise Guizhou pledged RMB70,469,923 (approximately $9,837,222) account receivable from its customer for the short-term loan. Sunrise Tech also pledged its land use right for Sunrise Guizhou for the loan.

Post Bank

On June 19, 2024, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain a revolving loan of up to RMB5,000,000, approximately $697,973, for a term from June 19, 2024 to June 18, 2028.

Industrial Bank

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain a revolving loan of up to RMB7,000,000, approximately $977,162. On July 23, 2024, GIOP BJ obtained a loan for RMB7,000,000 with a variable interest rate of one-year loan prime rate plus 0.05%, for a term from August 29, 2024 to August 28, 2025. The loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu, SDH, and Zhuhai Zibo. SDH also pledged its buildings to Industrial Bank to secure the credit facility.

Although GIOP BJ has been timely making interest payments to Industrial Bank in accordance with the agreement, GIOP BJ didn’t comply with the financial covenants as required by the agreement as of June 30, 2025 and December 31, 2024. Specifically, the financial covenants of the agreement required GIOP BJ to maintain: (1) current assets of not less than RMB25,000,000, approximately $3,489,865; (2) net assets of not less than RMB8,000,000, approximately $1,116,757; (3) an asset liability ratio of not more than 80%; and (4) a current ratio of not less than 100%. As of June 30, 2025 and December 31, 2024, GIOP did not meet the above requirements; however, Industrial Bank had not declared the agreement in default as a result of such breach.

Long-term loan

China Construction Bank

On March 8, 2024, Sunrise Guizhou obtained a bank loan of RMB100,000,000, approximately $13,959,462, from CCB Qianxinan Branch with an interest rate of 9.504%, for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained a bank loan of RMB100,000,000, approximately $13,959,462, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. These loans were guaranteed by Mr. Haiping Hu and Zhuhai Zibo. Sunrise Guizhou also pledged its buildings and land use rights of manufacturing facilities to CCB.

On January 9, 2025, Sunrise Guizhou obtained a bank loan of RMB300,000,000, approximately $41,878,385, from CCB Qianxinan Branch with a variable interest rate of loan prime rate plus 0.7%, for a term from January 9, 2025 to January 9, 2039. The loan was for the construction of additional manufacturing facilities of Sunrise Guizhou. This loan was guaranteed by Mr. Haiping Hu, Zhuhai Zibo, and Zhuhai Investment.

Although Sunrise Guizhou has been timely repaying the CCB in accordance with the respective terms of the loan agreements, Sunrise Guizhou didn’t comply with the financial covenants under the loan agreements as of June 30, 2025 and December 31, 2024. Specifically, the financial covenants of the loan agreements required Sunrise Guizhou to maintain: (1) an asset liability ratio of not more than 70%; (2) a current ratio of not less than 100%; (3) contingent liabilities not exceeding the net assets; (4) profitability; (5) long-term investments not exceeding the net assets. For the six months ended June 30, 2025, the net loss of Sunrise Guizhou was $2,718,648. For the fiscal year ended December 31, 2024, the net loss of Sunrise Guizhou was $10,607,939. Therefore, Sunrise Guizhou did not meet the profitability requirement. In addition, Sunrise Guizhou did not meet the requirement of asset liability ratio, since the ratio was 83.99% and 78.22% as of June 30, 2025 and December 31, 2024, respectively. The Company obtained written consents for the waiver of the financial covenants on September 30, 2024 and December 8, 2025. CCB had not declared the agreement in default as a result of the breach of the financial covenants.

WeBank

On April 26, 2024, Sunrise Guizhou obtained a loan for RMB900,000 (approximately $125,635) from WeBank Co., Ltd. (“WeBank”) with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou.